CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2014	Jun. 30, 2014
Revenue	$ 572,049	$ 32,522	$ 15,110	$ 552,699	$ 567,809	$ 1,139,858
Cost of goods sold	406,125	18,057	8,026	411,851	419,877	826,002
Gross profit	165,924	14,465	7,084	140,848	147,932	313,856
Operating expenses:
Sales and marketing expenses	226,780	84,193	88,229	464,081	552,310	779,090
General and administrative	2,138,753	67,509	89,608	3,852,773	3,942,381	6,081,134
General and administrative - related party	0	39,846	104,929	62,092	167,021	167,021
Depreciation expense	16,534	1,849	1,814	42,407	44,221	60,755
Total operating expenses	2,382,067	193,397	284,580	4,421,353	4,705,933	7,088,000
Other income (expenses):
Interest expense	(2,524)	(3,555)	(1,315)	(11,057)	(12,372)	(14,896)
Interest expense on redeemable preferred stock	(40,382)	0	0	(468,255)	(468,255)	(508,637)
Fees paid on credit line	(7,057)	0	0	(8,603)	(8,603)	(15,660)
Placement agent fee to acquired credit line	0	0	0	(10,000)	(10,000)	(10,000)
Amortization of debt discount	(414,370)	0	0	(107,532)	(107,532)	(521,902)
Other expenses	(11)	0	(4,577)	(1,529)	(6,106)	(6,117)
Other income - related party	0	0	0	40,029	40,029	40,029
Loss on sales leaseback	(20,773)	0				(20,773)
Change in derivative liability	264,051	0	0	617,939	617,939	881,990
Total other expense	(221,066)	(3,555)	(5,892)	50,992	45,100	(175,966)
Net loss	$ (2,437,209)	$ (182,487)	$ (283,388)	$ (4,229,513)	$ (4,512,901)	$ (6,950,110)
Weighted average number of common shares outstanding - basic	94,019,973	78,156,409	4,000	80,220,729
Net loss per share - basic	$ (0.03)	$ 0.00	$ (70.85)	$ (0.05)